Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Investment for qualified affordable housing projects	$ 8,031,000		$ 5,670,000
Unfunded commitments related to the investments in qualified affordable housing projects	6,264,000		$ 4,194,000
Expected year in which commitments are fulfilled			2027
Amortization expense	$ 139,000	$ 22,000	$ 316,000	$ 14,000
Recognized tax credits from its investment in affordable housing tax credits			275,000	6,000
Impairment losses			0	0
Recognized tax credits and other benefits from its investment in affordable housing tax credits			$ 275,000	$ 12,000
Maximum
Schedule Of Equity Method Investments [Line Items]
Expected year in which commitments are fulfilled	2028
Minimum
Schedule Of Equity Method Investments [Line Items]
Expected year in which commitments are fulfilled	2027